Intangible Assets, Net (Details) - Schedule of estimated amortization - Jun. 30, 2022	CNY (¥)	USD ($)
Schedule of Estimated Amortization [Abstract]
2023	¥ 9,102,837	$ 1,356,325
2024	9,102,837	1,356,325
2025	4,069,287	606,325
2026	2,239,609	333,701
Thereafter
Total	¥ 24,514,570	$ 3,652,676